Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Financial Covenants Under Lending Agreements

	As at December 31
	2023	2022
Components of capital
Shareholders' equity	$1,643.8	$1,579.7
Long-term debt	$224.9	$232.6